Securities Available for Sale Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities Available For Sale (Textual) [Abstract]
Cost	$ 215,571	$ 164,329
Fair value	222,613	172,654
Gross unrealized losses	3,169	2,711
OTTI	541	692	1,094
Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	45,405	27,477
Gross unrealized losses	1,859	1,480
Unrated Investment Grade Securities [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	6,200	1,300
Gross unrealized losses	207	83
Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	8,147	7,177
Gross unrealized losses	1,301	1,230
Collateralized loan obligations [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	8,100	4,000
Fair value	8,100	4,200
Residential [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	16,997	18,294
Fair value	17,836	20,203
Gross unrealized losses	414	489
OTTI	252	175	591
Residential [Member] | Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	2,503	888
Gross unrealized losses	39	23
OTTI	5	5	24
Residential [Member] | Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	4,717	4,575
Gross unrealized losses	375	466
OTTI	247	170	567
Asset-backed Securities Collateralized by Auto Leases [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	6,700	6,200
Fair value	6,700	6,400
Asset-backed Securities Collateralized by Home Equity Loans [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	846	927
Fair value	932	1,100
Federal agencies [Member]
Securities Available For Sale (Textual) [Abstract]
Cost	92,279	78,578
Fair value	96,754	82,037
Gross unrealized losses	10	96
Federal agencies [Member] | Securities we Intend to Sell [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value		14,500
OTTI		252
Federal agencies [Member] | Investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	3,019	8,163
Gross unrealized losses	10	96
Federal agencies [Member] | Non-investment Grade [Member]
Securities Available For Sale (Textual) [Abstract]
Fair value	0	0
Gross unrealized losses	$ 0	$ 0